Exhibit 99.1

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

Collection Period Start	1-Apr-23	Distribution Date	15-May-23
Collection Period End	30-Apr-23	30/360 Days	30
Beg. of Interest Period	17-Apr-23	Actual/360 Days	28
End of Interest Period	15-May-23

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,212,135,507.43	967,942,037.64	935,206,884.70	0.7715366
Total Securities		1,212,135,507.43	967,942,037.64	935,206,884.70	0.7715366
Class A-1 Notes	2.021000%	118,300,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.450000%	209,000,000.00	140,497,695.43	122,685,545.04	0.5870122
Class A-2b Notes	5.430080%	175,100,000.00	117,708,834.78	102,785,832.23	0.5870122
Class A-3 Notes	3.810000%	362,000,000.00	362,000,000.00	362,000,000.00	1.0000000
Class A-4 Notes	3.870000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	272,735,507.43	272,735,507.43	272,735,507.43	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	17,812,150.39	403,930.87	85.2255999	1.9326836
Class A-2b Notes	14,923,002.55	497,130.97	85.2255999	2.8391260
Class A-3 Notes	(0.00)	1,149,350.00	(0.0000000)	3.1750000
Class A-4 Notes	0.00	241,875.00	0.0000000	3.2250000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,735,152.94	2,292,286.84

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					11,906,515.63
Monthly Interest					4,609,659.12

Total Monthly Payments					16,516,174.75
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					704,644.49
Aggregate Sales Proceeds Advance					449,058.85

Total Advances					1,153,703.34
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					21,529,277.10
Excess Wear and Tear and Excess Mileage					3,610.95
Remaining Payoffs					0.00
Net Insurance Proceeds					1,182,125.78
Residual Value Surplus					84,826.38

Total Collections					40,469,718.30

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		865,530.00			32
Involuntary Repossession		161,017.00			6
Voluntary Repossession		298,075.00			10
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,175,714.54		45
Customer Payoff				404,645.67	18
Grounding Dealer Payoff				19,800,500.78	914
Dealer Purchase				—	—

Total		1,324,622.00	1,175,714.54	20,205,146.45	1,025

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,103	1,058,266,145.15	7.00000%	967,942,037.64
Total Depreciation Received		(13,591,520.86)		(11,853,868.46)
Principal Amount of Gross Losses	(63)	(1,544,477.99)		(1,427,555.91)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(3)	(121,778.01)		(113,881.66)
Scheduled Terminations	(951)	(20,512,074.18)		(19,339,846.91)

Pool Balance - End of Period	42,086	1,022,496,294.11		935,206,884.70
Remaining Pool Balance
Lease Payment				229,443,070.34
Residual Value				705,763,814.36

Total				935,206,884.70

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	40,469,718.30
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	40,469,718.30
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	376,127.80
3. Reimbursement of Sales Proceeds Advance	686,600.47
4. Servicing Fee:
Servicing Fee Due	806,618.36
Servicing Fee Paid	806,618.36
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,869,346.63
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	403,930.87
Class A-2a Notes Monthly Interest Paid	403,930.87
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	497,130.97
Class A-2b Notes Monthly Interest Paid	497,130.97
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,149,350.00
Class A-3 Notes Monthly Interest Paid	1,149,350.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	241,875.00
Class A-4 Notes Monthly Interest Paid	241,875.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,292,286.84
Total Note and Certificate Monthly Interest Paid	2,292,286.84
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	36,308,084.83
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,735,152.94
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	32,735,152.94
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	3,572,931.89

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,848,542.03
Required Reserve Account Amount			7,878,880.80
Beginning Reserve Account Balance			7,878,880.80
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,878,880.80
Reserve Fund Draw Amount			(0.00)
Deposit of Remaining Available Collections			3,572,931.89
Gross Reserve Account Balance			11,451,812.69
Remaining Available Collections Released to Seller			3,572,931.89
Total Ending Reserve Account Balance			7,878,880.80

V. POOL STATISTICS

Weighted Average Remaining Maturity			14.04
Monthly Prepayment Speed			123%
Lifetime Prepayment Speed			95%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,694,866.02
Securitization Value of Defaulted Receivables and Casualty Receivables		1,427,555.91	63
Aggregate Defaulted and Casualty Gain (Loss)		267,310.11
Pool Balance at Beginning of Collection Period		967,942,037.64
Net Loss Ratio
Current Collection Period		0.0276%
Preceding Collection Period		0.0031%
Second Preceding Collection Period		0.0319%
Third Preceding Collection Period		0.0088%
Cumulative Net Losses for all Periods		-0.2186%	(2,650,292.83)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.56%	5,441,575.33	235
61-90 Days Delinquent	0.09%	838,644.11	37
91-120 Days Delinquent	0.03%	309,831.41	14
More than 120 Days	0.01%	77,039.58	3

Total Delinquent Receivables:	0.68%	6,667,090.43	289

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.13%	0.13%
Preceding Collection Period		0.10%	0.10%
Second Preceding Collection Period		0.12%	0.11%
Third Preceding Collection Period		0.13%	0.11%
60 Day Delinquent Receivables		1,438,977.13
Delinquency Percentage		0.15%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		865,530.00	32
Securitization Value		791,354.50	32

Aggregate Residual Value Surplus (Loss)		74,175.50

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		5,633,298.59	209
Cumulative Securitization Value		5,383,317.02	209

Cumulative Residual Value Surplus (Loss)		249,981.57

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			824,904.68
Reimbursement of Outstanding Advance			686,600.47
Additional Advances for current period			449,058.85

Ending Balance of Residual Advance			587,363.06

Beginning Balance of Payment Advance			1,206,605.22
Reimbursement of Outstanding Payment Advance			376,127.80
Additional Payment Advances for current period			704,644.49

Ending Balance of Payment Advance			1,535,121.91

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets, or repurchases of Series Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Retention Rules (as defined in the preliminary prospectus for the Notes dated June 16, 2022 (the “Preliminary Prospectus”)). The portion of Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.”

NMAC, as “originator” for the purposes of the EU Retention Rules, currently retains a material economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of retention of the first loss tranche in accordance with the text of option (d) of each Article 405(1) of the CRR (as defined in the Preliminary Prospectus) and Article 254(2) of the Solvency II Regulation (as defined in the Preliminary Propsectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds the Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Retention Rules or Regulation RR.